Nationwide Geneva Small Cap Growth Fund
FUND SUMMARY: NATIONWIDE GENEVA SMALL CAP GROWTH FUND
Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 76 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 74 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nationwide Geneva Small Cap Growth Fund	Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide Geneva Small Cap Growth Fund		Class A Shares	Class C Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fee		0.25%	1.00%	none	none
Other Expenses		0.60%	0.35%	0.35%	0.60%
Total Annual Fund Operating Expenses		1.85%	2.35%	1.35%	1.60%
Fee Waiver/Expense Reimbursement	[1]	(0.23%)	(0.13%)	(0.13%)	(0.23%)
Total Annual Fund Operating Expenses After Waivers/Reimbursements		1.62%	2.22%	1.22%	1.37%
[1]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting annual fund operating expenses to 1.62% for Class A shares, 2.22% for Class C shares, 1.22% for Institutional Class shares, and 1.37% for Institutional Service Class shares until at least November 30, 2015. Under the expense limitation agreement, the level to which operating expenses are limited excludes any taxes, interest, brokerage commissions, acquired fund fees and expenses, short-sale dividend expenses, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide Geneva Small Cap Growth Fund (USD $)	1 Year	3 Years
Class A shares	730	1,102
Class C shares	325	721
Institutional Class shares	124	415
Institutional Service Class shares	139	482

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years
Nationwide Geneva Small Cap Growth Fund Class C shares	225	721

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of the predecessor fund (July 31, 2013), the portfolio turnover rate was 29.96% of the average value of its portfolio. See the section entitled “Performance” for more information about the predecessor fund.
Principal Investment Strategies
The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.

The Fund’s investment focus is on U.S. companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000 Index at time of purchase (“U.S. small-cap companies”), although the Fund may invest in companies outside this range. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. small-cap companies. Because the fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Russell 2000 Index at any given time. In selecting growth stocks for the Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management or analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).

The Fund may also invest up to 10% of its assets in exchange-traded funds (“ETFs”).
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Small-cap risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Small companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Exchange-traded funds risk – an investment in an ETF is subject to all of the risks of investing in the securities held by the ETF and there is no guarantee that the market price of an ETF is the same as the market value of the ETF’s underlying securities. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly. Because of the ability of large market participants to arbitrage price differences by purchasing or redeeming creation units, however, the difference between the market value and the net asset value of ETF shares should, in most cases, be small. An ETF may be terminated and need to liquidate its portfolio securities at a time when the prices for those securities are falling.

In addition to these risks, the Fund’s subadviser may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Performance
The returns presented for the Fund reflect the performance of the HighMark Geneva Small Cap Growth Fund, a former series of HighMark Funds (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were reflected, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares (Years Ended December 31,)

Best quarter: 17.81% – 4th qtr. 2010 Worst quarter: -16.95% – 3rd qtr. 2011 Year-to-date total return as of September 30, 2013: 32.40%
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund. The Fund commenced offering Institutional Class shares on September 18, 2013. Therefore, pre-inception historical performance of Institutional Class shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Institutional Class shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns For the Periods Ended December 31, 2012
Average Annual Total Returns Nationwide Geneva Small Cap Growth Fund	1 Year	Since Inception	Inception Date
Class A shares	9.49%	16.19%	Jun. 12, 2009
Class A shares After Taxes on Distributions	8.75%	15.57%	Jun. 12, 2009
Class A shares After Taxes on Distributions and Sales of Shares	7.15%	13.99%	Jun. 12, 2009
Class C shares	14.17%	17.37%	Jun. 12, 2009
Institutional Class shares	16.17%	18.35%	Jun. 12, 2009
Institutional Service Class shares	16.17%	18.35%	Jun. 12, 2009
Russell 2000 Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)	14.59%	15.87%	Jun. 12, 2009